Promissory Notes Receivable and Payable	9 Months Ended
Sep. 30, 2024
Promissory Notes Receivable and Payable [Abstract]
PROMISSORY NOTES RECEIVABLE AND PAYABLE

NOTE 5 — PROMISSORY NOTES RECEIVABLE AND PAYABLE

Financing Arrangements with Triller and Yorkville

On April 25, 2024, the Company entered into the A&R SEPA with YA II PN, LTD, a Cayman Islands exempt limited partnership (“Yorkville”), and Triller. Pursuant to the A&R SEPA, Triller, or the Company after the transactions contemplated by the Merger Agreement are closed, has the right to sell to Yorkville up to $500 million shares of common stock, par value $0.001 per share, of the Company (“Common Stock”), subject to certain limitations and conditions set forth in the A&R SEPA, from time to time during the term of the SEPA. Sales of the shares of Common Stock to Yorkville under the A&R SEPA, and the timing of any such sales, are at the Company’s option, and the Company is under no obligation to sell any shares of Common Stock to Yorkville under the A&R SEPA except in connection with notices that may be submitted by Yorkville.

In connection with the A&R SEPA, Yorkville agreed to an advance to the Triller in the form of convertible promissory notes in a principal amount up to $8.51 million (the “First Pre-Paid Advance”). The First Pre-Paid Advance is amounted to 94.0% of the principal amount to be drawn down. Interest shall accrue on the outstanding balance of First Pre-Paid Advance at an annual rate of 5%, subject to an increase to 18% upon an event of default as described in the definitive agreement. The maturity date of the First Pre-Paid Advance will be 12 months after its issuance date. Yorkville may convert the First Pre-Paid Advance into shares of the Common Shares at any time after the Merger at a fixed conversion price equal to (i) the principal mount and interests, divided by (ii) the determination of the lower of (a) 100% of the VWAP during the ten trading days preceding the closing date of the Merger (the “Fixed Price”), or (b) 92.5% of the lowest daily VWAP during the 10 consecutive trading days immediately preceding the conversion date or other date of determination (the “Variable Price”), provided that the Variable Price shall not be lower than the Floor Price. The “Floor Price”, solely with respect to the Variable Price, shall be equal to (i) a price equal to 20% of the average of the daily VWAPs during the ten (10) trading days immediately preceding the closing date of the Merger, and (ii) from and after the date of effectiveness of the initial registration statement, 20% of the VWAP of the trading day immediately prior to the date of effectiveness of the initial registration statement, if such price is lower than the price in part (i) of this sentence.

Second Pre-Paid Advance

On June 28, 2024, the Company, Triller and Yorkville entered into the Second A&R SEPA to modify the A&R SEPA dated April 25, 2024. Pursuant to the Second A&R SEPA, Yorkville will (i) provide for the assignment by Triller and assumption by the Company of the rights and obligations of Triller under the A&R SEPA and the promissory note of the First Pre-Paid Advance of $8.51 million from Triller dated April 25, 2024 and (ii) provide to the Company financing in the principal amount of $25 million (the “Second Pre-Paid Advance”) in the form of an additional convertible promissory note, subject to the same terms in interest charge and maturity under the First Pre-Paid Advance.

In connection with the Second A&R SEPA, the Company issued convertible promissory notes in an aggregate of $33.51 million to Yorkville. On July 2, 2024, the Company received $23.35 million, net of $150,000 direct legal fee incurred in arranging the Second A&R SEPA, from Yorkville.

Common Warrants to Yorkville

Also, pursuant to the Second A&R SEPA, the Company issued a warrant (the “Common Warrant”) to Yorkville to purchase up to a number of shares of common stock of the Company equal to 25% of the principal amount of the aggregated pre-paid advances divided by a price equal to the Fixed Price, each such Common Warrant with an exercise price equal to the Fixed Price. On June 28, 2024, the Company issued 1,431,561 shares of common warrants to Yorkville (representing $8,377,500 or 25% of the $33,510,000 the aggregated principal amount of the First Pre-Paid Advance and the Second Pre-Paid Advance) at a fixed price of $5.67 per share.

Promissory Notes Receivable from Triller

In connection with the First and Second Pre-Paid Advances issued by Yorkville under A&R SEPA and the Second A&R SEPA, Yorkville advanced $8.0 million and $20.3 million, respectively to Triller and Triller issued promissory note to the Company in April and August 2024. The promissory notes receivable from Triller included interest receivables from Triller.

As of September 30, 2024, the promissory note receivable from Triller was $28,344,339, including an interest receivable of $369,339, with the maturity date on June 28, 2025.

Convertible Promissory Notes Payable, net

As of September 30, 2024, the aggregate principal amount of the First and Second Pre-Paid Advances are $33.51 million and the convertible promissory notes payable to Yorkville are recorded at $32.51 million, net of discount, as current liabilities on the condensed consolidated balance sheets. The convertible promissory notes payable will be repayable within 12 months after the issuance date. Also, Yorkville has the right to convert the convertible promissory notes payable into the Company’s common stock at any time after the Merger Transaction at a fixed conversion price. The Company analyzed the conversion feature of the agreement for derivative accounting consideration under ASC 815 and determined that the embedded conversion features should be classified as a derivative because the exercise price of these convertible notes are subject to a variable conversion rate. The Company has determined that the conversion feature is not considered to be solely indexed to the Company’s own shares and is therefore not afforded equity treatment.

The Company recorded amortization of debt discount of convertible promissory notes payable as interest expense in the unaudited condensed consolidated statements of operations and comprehensive loss of $518,959 and $612,575 for the three and nine months ended September 30, 2024, respectively.

The Company recorded accrued interest of convertible promissory notes payable in interest expense in the unaudited condensed consolidated statements of operations and comprehensive loss of $432,592 and $510,698 for the three and nine months ended September 30, 2024, respectively.